S000071892 [Member] Expense Example, No Redemption - BrandywineGLOBAL - HIGH YIELD FUND	Dec. 31, 2025 USD ($)
Class IS
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	$ 55
Expense Example, No Redemption, 3 Years	175
Expense Example, No Redemption, 5 Years	306
Expense Example, No Redemption, 10 Years	688
Class A
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	460
Expense Example, No Redemption, 3 Years	644
Expense Example, No Redemption, 5 Years	844
Expense Example, No Redemption, 10 Years	1,418
Class C
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	165
Expense Example, No Redemption, 3 Years	513
Expense Example, No Redemption, 5 Years	885
Expense Example, No Redemption, 10 Years	1,731
Class R
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	125
Expense Example, No Redemption, 3 Years	392
Expense Example, No Redemption, 5 Years	679
Expense Example, No Redemption, 10 Years	1,499
Class I
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	67
Expense Example, No Redemption, 3 Years	213
Expense Example, No Redemption, 5 Years	372
Expense Example, No Redemption, 10 Years	$ 833